Nature of the Business (Narrative) (Details) - USD ($)		3 Months Ended									9 Months Ended		12 Months Ended
	May. 15, 2005	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Stock Issued During Period, Shares, Acquisitions	200,901
Stock Issued During Period, Shares, Issued for Services													150,000
Accumulated deficit		$ (109,352,607)	$ (97,768,079)				$ (85,876,874)				$ (109,352,607)		$ (97,768,079)	$ (85,876,874)
Net loss		$ (2,760,453)	$ (1,937,000)	$ (1,407,758)	$ (1,385,000)	$ (2,297,000)	$ (1,441,000)	$ (1,840,000)	$ (14,960,000)	$ (1,324,000)	(7,110,180)	$ (5,089,781)	(7,026,913)	(19,565,426)
Net cash used in operating activities											$ (4,336,049)	$ (2,835,293)	$ (4,127,702)	$ (4,380,659)
Percentage Of Air Freight Supply													85.00%
Percentage Of Assets Acquisition													81.00%